Schedule of Investments (unaudited)	iShares® MSCI World ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 1.9%
Ampol Ltd.	11,782	$265,504
APA Group	59,798	336,541
Aristocrat Leisure Ltd.	29,327	784,839
ASX Ltd.	9,409	360,801
Aurizon Holdings Ltd.	91,414	213,237
Australia & New Zealand Banking Group Ltd.	148,010	2,380,927
BHP Group Ltd.	255,099	7,765,830
BlueScope Steel Ltd.	24,790	340,053
Brambles Ltd.	70,343	619,904
carsales.com Ltd.	17,929	329,098
Cochlear Ltd.	3,163	570,468
Coles Group Ltd.	64,871	656,503
Commonwealth Bank of Australia	84,541	5,840,205
Computershare Ltd.	26,629	415,344
CSL Ltd.	24,455	4,243,106
Dexus	51,053	237,281
Endeavour Group Ltd.	64,752	210,668
Fortescue Metals Group Ltd.	83,474	1,370,718
Goodman Group	87,209	1,310,260
GPT Group (The)	92,171	250,563
IDP Education Ltd.	10,347	154,795
IGO Ltd.	39,008	219,488
Insurance Australia Group Ltd.	125,046	491,022
James Hardie Industries PLC(a)	21,853	697,863
Lottery Corp. Ltd. (The)	109,070	331,087
Macquarie Group Ltd.	18,281	2,036,431
Medibank Pvt Ltd.	135,909	310,729
Mineral Resources Ltd.	8,312	333,644
Mirvac Group	189,509	257,405
National Australia Bank Ltd.	159,102	2,980,085
Northern Star Resources Ltd.	55,307	462,162
Orica Ltd.	20,528	211,275
Origin Energy Ltd.	86,448	471,619
Pilbara Minerals Ltd.	161,796	386,877
Qantas Airways Ltd.(a)	46,370	162,319
QBE Insurance Group Ltd.	72,868	741,429
Ramsay Health Care Ltd.	9,537	309,687
REA Group Ltd.	2,576	264,180
Reece Ltd.(b)	14,538	185,456
Rio Tinto Ltd.	19,302	1,584,798
Santos Ltd.	152,847	691,273
Scentre Group	247,245	432,363
SEEK Ltd.	16,550	260,811
Sonic Healthcare Ltd.	22,196	429,515
South32 Ltd.	227,855	457,979
Stockland	122,881	334,871
Suncorp Group Ltd.	62,718	579,023
Telstra Corp. Ltd.	203,139	513,302
Transurban Group	158,328	1,352,752
Treasury Wine Estates Ltd.	40,716	287,948
Vicinity Ltd.	191,825	240,078
Washington H Soul Pattinson & Co. Ltd.	10,744	237,287
Wesfarmers Ltd.	58,106	2,021,251
Westpac Banking Corp.	171,532	2,419,227
WiseTech Global Ltd.	9,584	422,065
Woodside Energy Group Ltd.	96,285	1,956,256
Woolworths Group Ltd.	61,336	1,413,810
Xero Ltd.(a)	6,484	442,074
		55,586,086
Security	Shares	Value

Austria — 0.0%
Erste Group Bank AG	16,754	$677,556
OMV AG	7,182	306,662
Verbund AG	3,319	316,174
voestalpine AG	5,778	162,417
		1,462,809
Belgium — 0.3%
Ageas SA/NV	8,432	363,146
Anheuser-Busch InBev SA/NV	43,724	2,751,680
Argenx SE(a)	2,958	1,319,392
D’ieteren Group	1,139	194,632
Elia Group SA/NV	1,619	175,468
Groupe Bruxelles Lambert NV	5,502	436,654
KBC Group NV	12,259	702,779
Lotus Bakeries	19	165,038
Sofina SA(b)	721	160,690
Solvay SA	3,617	418,993
UCB SA	6,133	453,595
Umicore SA	9,443	252,350
Warehouses De Pauw CVA	7,444	209,187
		7,603,604
Bermuda — 0.0%
Liberty Global Ltd., NVS(a)	12,290	206,964

Canada — 3.2%
Agnico Eagle Mines Ltd.	24,404	1,310,167
Air Canada(a)	8,938	116,126
Algonquin Power & Utilities Corp.	32,468	200,271
Alimentation Couche-Tard Inc.	39,571	2,257,117
AltaGas Ltd.	13,938	283,495
ARC Resources Ltd.	33,913	540,829
Bank of Montreal	35,259	2,894,099
Bank of Nova Scotia (The)	61,005	2,728,917
Barrick Gold Corp.	86,135	1,513,290
BCE Inc.	3,705	145,885
Brookfield Asset Management Ltd.	17,069	597,626
Brookfield Corp., Class A	68,225	2,406,314
Brookfield Renewable Corp., Class A	6,772	179,662
BRP Inc.	1,698	104,862
CAE Inc.(a)	15,673	311,623
Cameco Corp.	23,540	1,080,937
Canadian Apartment Properties REIT	4,267	145,373
Canadian Imperial Bank of Commerce	45,883	1,896,928
Canadian National Railway Co.	27,986	3,247,486
Canadian Natural Resources Ltd.	54,765	3,656,919
Canadian Pacific Kansas City Ltd.	45,715	3,291,130
Canadian Tire Corp. Ltd., Class A, NVS	2,835	294,897
Canadian Utilities Ltd., Class A, NVS	6,429	144,030
CCL Industries Inc., Class B, NVS	7,489	308,677
Cenovus Energy Inc.	70,116	1,243,739
CGI Inc.(a)	10,640	1,081,838
Constellation Software Inc./Canada	1,039	2,440,477
Descartes Systems Group Inc. (The)(a)	4,785	388,668
Dollarama Inc.	14,110	1,024,754
Element Fleet Management Corp.	22,812	367,493
Emera Inc.	14,990	526,823
Empire Co. Ltd., Class A, NVS	8,337	226,588
Enbridge Inc.	105,658	3,689,212
Fairfax Financial Holdings Ltd.	1,121	1,030,391
First Quantum Minerals Ltd.	28,748	235,374
FirstService Corp.	1,957	307,103
Fortis Inc.	22,913	917,905
Franco-Nevada Corp.	9,824	1,100,300

Schedule of Investments (unaudited) (continued)	iShares® MSCI World ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Canada (continued)
George Weston Ltd.	2,865	$336,022
GFL Environmental Inc.	10,637	305,247
Gildan Activewear Inc.	10,530	381,174
Great-West Lifeco Inc.	14,773	472,165
Hydro One Ltd.(c)	16,418	456,382
iA Financial Corp. Inc.	5,285	352,905
IGM Financial Inc.	4,257	105,692
Imperial Oil Ltd.	9,904	557,987
Intact Financial Corp.	8,498	1,317,019
Ivanhoe Mines Ltd., Class A(a)	30,326	270,642
Keyera Corp.	11,028	277,701
Kinross Gold Corp.	62,684	369,558
Loblaw Companies Ltd.	8,465	729,876
Lundin Mining Corp.	33,177	229,827
Magna International Inc.	13,990	754,271
Manulife Financial Corp.	89,504	1,753,208
MEG Energy Corp.(a)	14,289	270,206
Metro Inc.	11,936	598,229
National Bank of Canada	16,369	1,084,712
Northland Power Inc.	11,171	181,607
Nutrien Ltd.	25,524	1,365,217
Onex Corp.	3,766	254,749
Open Text Corp.	13,141	525,756
Pan American Silver Corp.	18,100	283,582
Parkland Corp.	7,622	249,451
Pembina Pipeline Corp.	26,798	896,393
Power Corp. of Canada	26,584	735,642
Quebecor Inc., Class B	8,435	187,168
RB Global Inc.	9,013	572,881
Restaurant Brands International Inc.	13,914	989,602
RioCan REIT	8,342	107,399
Rogers Communications Inc., Class B, NVS	17,271	743,686
Royal Bank of Canada	69,859	6,312,768
Saputo Inc.	12,288	238,887
Shopify Inc., Class A(a)	60,808	4,429,692
Stantec Inc.	5,515	410,978
Sun Life Financial Inc.	28,630	1,445,689
Suncor Energy Inc.	66,946	2,207,277
TC Energy Corp.	49,979	1,874,374
Teck Resources Ltd., Class B	23,055	868,545
TELUS Corp.	21,343	381,892
TFI International Inc.	4,061	480,514
Thomson Reuters Corp.	8,418	1,176,082
TMX Group Ltd.	13,607	293,810
Toromont Industries Ltd.	4,024	324,719
Toronto-Dominion Bank (The)	91,502	5,579,333
Tourmaline Oil Corp.	15,132	732,429
Waste Connections Inc.	12,591	1,705,955
West Fraser Timber Co. Ltd.	3,003	217,808
Wheaton Precious Metals Corp.	21,913	1,071,467
WSP Global Inc.	6,417	888,246
		92,593,746
China — 0.0%
Wharf Holdings Ltd. (The)	52,000	135,162

Denmark — 0.9%
AP Moller - Maersk A/S, Class A	173	268,380
AP Moller - Maersk A/S, Class B, NVS	248	391,593
Carlsberg A/S, Class B	4,872	604,441
Chr Hansen Holding A/S	5,518	441,872
Coloplast A/S, Class B	6,784	800,494
Danske Bank A/S	32,862	851,436
Security	Shares	Value

Denmark (continued)
Demant A/S(a)	5,321	$225,668
DSV A/S	9,186	1,382,001
Genmab A/S(a)	3,470	1,091,368
Novo Nordisk A/S	163,849	16,739,570
Novozymes A/S, Class B	9,961	516,537
Orsted A/S(c)	9,238	434,997
Pandora A/S	4,836	652,849
Rockwool A/S, Class B	422	114,098
Tryg A/S	17,568	379,104
Vestas Wind Systems A/S(a)	49,226	1,361,130
		26,255,538
Finland — 0.2%
Elisa OYJ	6,915	309,208
Fortum OYJ	21,752	305,527
Kesko OYJ, Class B	13,049	249,591
Kone OYJ, Class B	16,484	733,794
Metso OYJ	32,822	323,322
Neste OYJ	20,538	782,553
Nokia OYJ	293,666	1,029,992
Orion OYJ, Class B	5,210	206,691
Sampo OYJ, Class A	24,173	1,057,162
Stora Enso OYJ, Class R	28,446	369,616
UPM-Kymmene OYJ	25,911	906,482
Wartsila OYJ Abp	23,866	329,804
		6,603,742
France — 3.2%
Accor SA	8,429	293,072
Aeroports de Paris	1,402	172,870
Air Liquide SA	26,037	4,936,099
Airbus SE	29,640	4,404,885
Alstom SA	15,527	192,396
Amundi SA(c)	3,013	185,726
ArcelorMittal SA	26,013	653,995
Arkema SA	2,945	299,676
AXA SA	90,047	2,807,701
BioMerieux	2,011	216,608
BNP Paribas SA	52,045	3,271,914
Bollore SE	44,059	252,058
Bouygues SA	11,216	426,789
Bureau Veritas SA	14,397	348,564
Capgemini SE	8,342	1,709,771
Carrefour SA	30,537	578,974
Cie. de Saint-Gobain	24,519	1,598,539
Cie. Generale des Etablissements Michelin SCA	32,919	1,106,946
Covivio	2,578	125,996
Credit Agricole SA	60,546	793,491
Danone SA	31,716	2,039,430
Dassault Aviation SA	1,193	236,939
Dassault Systemes SE	34,788	1,631,577
Edenred	12,150	661,775
Eiffage SA	4,028	408,361
Engie SA	88,608	1,537,624
EssilorLuxottica SA	14,600	2,787,829
Eurazeo SE	1,955	146,909
Eurofins Scientific SE	6,658	387,325
Euronext NV(c)	4,274	354,793
Gecina SA	2,227	246,587
Getlink SE	21,664	395,869
Hermes International	1,546	3,204,106
Ipsen SA	1,811	204,183
Kering SA	3,603	1,549,900

Schedule of Investments (unaudited) (continued)	iShares® MSCI World ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

France (continued)
Klepierre SA	10,474	$263,664
La Francaise des Jeux SAEM(c)	4,747	171,775
Legrand SA	12,964	1,250,364
L’Oreal SA	12,287	5,773,553
LVMH Moet Hennessy Louis Vuitton SE	13,774	10,540,959
Orange SA	96,921	1,194,155
Pernod Ricard SA	10,586	1,828,841
Publicis Groupe SA	11,115	939,294
Remy Cointreau SA	1,107	131,575
Renault SA	9,548	375,225
Safran SA	17,279	3,038,118
Sanofi	56,481	5,267,697
Sartorius Stedim Biotech	1,342	302,612
Schneider Electric SE	27,163	4,999,422
SEB SA	1,344	153,226
Societe Generale SA	35,082	882,894
Sodexo SA	4,271	457,688
Teleperformance	2,868	402,481
Thales SA	5,144	768,656
TotalEnergies SE	114,738	7,820,456
Unibail-Rodamco-Westfield, New(a)	6,176	393,517
Veolia Environnement SA	35,240	1,110,958
Vinci SA	26,120	3,195,602
Vivendi SE	38,356	363,037
Wendel SE	37	3,133
Worldline SA/France(a)(c)	11,635	180,827
		91,979,006
Germany — 2.2%
adidas AG	8,397	1,757,774
Allianz SE, Registered	20,336	5,113,319
BASF SE	44,094	2,051,139
Bayer AG, Registered	50,598	1,731,923
Bayerische Motoren Werke AG	16,136	1,683,668
Bechtle AG	4,032	199,955
Beiersdorf AG	4,890	685,455
Brenntag SE	7,506	649,367
Carl Zeiss Meditec AG, Bearer	1,973	177,170
Commerzbank AG	49,142	601,576
Continental AG	5,269	408,911
Covestro AG(a)(c)	9,052	476,010
Daimler Truck Holding AG	28,265	917,933
Delivery Hero SE(a)(c)	7,910	250,736
Deutsche Bank AG, Registered	101,306	1,262,102
Deutsche Boerse AG	9,185	1,746,147
Deutsche Lufthansa AG, Registered(a)	32,231	280,378
Deutsche Post AG, Registered	50,031	2,350,909
Deutsche Telekom AG, Registered	161,105	3,861,407
E.ON SE	116,526	1,514,613
Evonik Industries AG	10,328	193,139
Fresenius Medical Care AG & Co. KGaA	9,988	410,174
Fresenius SE & Co. KGaA	22,952	728,837
GEA Group AG	7,503	276,065
Hannover Rueck SE	2,913	695,227
HeidelbergCement AG	7,025	573,448
HelloFresh SE(a)(b)	8,186	125,523
Henkel AG & Co. KGaA	5,060	353,555
Infineon Technologies AG	65,737	2,536,433
Knorr-Bremse AG	3,531	221,544
LEG Immobilien SE(a)	3,540	271,265
Mercedes-Benz Group AG	39,806	2,588,160
Merck KGaA	6,257	1,096,000
MTU Aero Engines AG	2,643	541,632
Security	Shares	Value

Germany (continued)
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered	6,751	$2,875,517
Nemetschek SE	2,811	245,407
Puma SE	5,137	331,776
Rational AG	238	152,635
Rheinmetall AG	2,060	621,051
RWE AG	31,129	1,334,320
SAP SE	52,364	8,329,576
Scout24 SE(c)	4,453	310,286
Siemens AG, Registered	38,237	6,423,151
Siemens Healthineers AG(c)	14,885	859,184
Symrise AG, Class A	7,091	798,174
Talanx AG(a)	3,158	229,192
Volkswagen AG	1,569	203,603
Vonovia SE	35,079	975,663
Wacker Chemie AG	905	110,756
Zalando SE(a)(c)	10,834	258,306
		62,390,091
Hong Kong — 0.6%
AIA Group Ltd.	579,600	4,982,894
BOC Hong Kong Holdings Ltd.	195,500	522,712
Budweiser Brewing Co. APAC Ltd.(c)	90,300	159,433
CK Asset Holdings Ltd.	105,500	499,582
CK Hutchison Holdings Ltd.	141,000	707,400
CK Infrastructure Holdings Ltd.	42,500	210,459
CLP Holdings Ltd.	78,500	610,175
ESR Group Ltd.(c)	98,600	126,758
Futu Holdings Ltd., ADR(a)	2,774	149,574
Galaxy Entertainment Group Ltd.	102,000	527,655
Hang Lung Properties Ltd.	121,000	161,772
Hang Seng Bank Ltd.	40,100	443,257
Henderson Land Development Co. Ltd.	83,000	225,292
HKT Trust & HKT Ltd., Class SS	199,000	212,280
Hong Kong & China Gas Co. Ltd.	504,589	346,437
Hong Kong Exchanges & Clearing Ltd.	57,600	2,039,185
Hongkong Land Holdings Ltd.	60,700	195,508
Jardine Matheson Holdings Ltd.	6,500	251,742
Link REIT	133,160	657,655
MTR Corp. Ltd.(b)	89,500	320,812
New World Development Co. Ltd.(b)	45,333	67,457
Power Assets Holdings Ltd.	66,000	344,304
Sands China Ltd.(a)	106,400	260,945
Sino Land Co. Ltd.	118,000	118,742
SITC International Holdings Co. Ltd.	42,000	63,423
Sun Hung Kai Properties Ltd.	72,000	705,936
Swire Pacific Ltd., Class A	28,500	184,701
Swire Properties Ltd.	51,800	100,594
Techtronic Industries Co. Ltd.	76,000	772,153
WH Group Ltd.(c)	441,000	283,244
Wharf Real Estate Investment Co. Ltd.	75,000	236,384
Xinyi Glass Holdings Ltd.	60,000	69,004
		16,557,469
Ireland — 0.2%
AIB Group PLC	71,581	331,888
Bank of Ireland Group PLC	52,843	494,758
CRH PLC	35,424	2,240,267
Flutter Entertainment PLC, Class DI(a)	8,784	1,370,673
Kerry Group PLC, Class A	7,793	630,755
Kingspan Group PLC	7,593	603,377
Smurfit Kappa Group PLC	12,100	459,705
		6,131,423

Schedule of Investments (unaudited) (continued)	iShares® MSCI World ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Israel — 0.2%
Azrieli Group Ltd.	2,046	$118,673
Bank Hapoalim BM	57,480	485,612
Bank Leumi Le-Israel BM	76,226	571,355
Check Point Software Technologies Ltd.(a)	5,142	750,732
CyberArk Software Ltd.(a)	1,985	395,551
Elbit Systems Ltd.	1,307	260,390
Global-e Online Ltd.(a)	4,497	154,022
ICL Group Ltd.	34,709	174,836
Isracard Ltd.	1	4
Israel Discount Bank Ltd., Class A	57,214	275,504
Mizrahi Tefahot Bank Ltd.	6,915	246,499
Monday.com Ltd.(a)	1,521	273,537
Nice Ltd.(a)	3,085	585,597
Teva Pharmaceutical Industries Ltd., ADR(a)	55,805	548,005
Wix.com Ltd.(a)	2,651	269,077
		5,109,394
Italy — 0.7%
Amplifon SpA	6,141	190,875
Assicurazioni Generali SpA	53,681	1,111,717
Banco BPM SpA	60,690	335,194
DiaSorin SpA	1,178	111,650
Enel SpA	409,724	2,895,454
Eni SpA	114,523	1,899,077
Ferrari NV	6,348	2,287,677
FinecoBank Banca Fineco SpA	33,820	456,379
Infrastrutture Wireless Italiane SpA(c)	16,807	207,832
Intesa Sanpaolo SpA	799,098	2,303,477
Leonardo SpA	13,419	205,515
Mediobanca Banca di Credito Finanziario SpA	30,600	359,204
Moncler SpA	9,989	553,527
Nexi SpA(a)(c)	36,576	285,330
Poste Italiane SpA(c)	25,799	278,058
Prysmian SpA	12,440	479,856
Recordati Industria Chimica e Farmaceutica SpA	5,116	246,389
Snam SpA	98,443	496,024
Stellantis NV	109,840	2,387,306
Telecom Italia SpA/Milano(a)	492,666	142,969
Tenaris SA, NVS	23,162	399,609
Terna - Rete Elettrica Nazionale	68,658	553,185
UniCredit SpA	80,419	2,193,413
		20,379,717
Japan — 6.0%
Advantest Corp.	38,800	1,205,601
Aeon Co. Ltd.	33,000	682,553
AGC Inc.	8,300	301,547
Aisin Corp.	7,100	262,226
Ajinomoto Co. Inc.	22,500	839,994
ANA Holdings Inc.(a)	4,800	99,050
Asahi Group Holdings Ltd.	22,300	825,624
Asahi Intecc Co. Ltd.	13,000	252,209
Asahi Kasei Corp.	72,100	500,590
Astellas Pharma Inc.	90,900	1,107,877
Azbil Corp.	3,600	116,270
Bandai Namco Holdings Inc.	28,200	560,764
BayCurrent Consulting Inc.	6,500	218,118
Bridgestone Corp.	29,300	1,209,381
Brother Industries Ltd.	15,800	266,762
Canon Inc.	46,900	1,208,357
Capcom Co. Ltd.	9,000	302,049
Central Japan Railway Co.	38,500	923,621
Chiba Bank Ltd. (The)	24,300	182,347
Security	Shares	Value

Japan (continued)
Chubu Electric Power Co. Inc.	27,700	$342,218
Chugai Pharmaceutical Co. Ltd.	35,700	1,260,809
Concordia Financial Group Ltd.	48,500	228,267
Dai Nippon Printing Co. Ltd.	11,800	331,427
Daifuku Co. Ltd.	15,400	290,110
Dai-ichi Life Holdings Inc.	46,900	983,193
Daiichi Sankyo Co. Ltd.	92,900	2,517,323
Daikin Industries Ltd.	13,500	2,015,812
Daito Trust Construction Co. Ltd.	3,100	341,480
Daiwa House Industry Co. Ltd.	29,700	843,908
Daiwa House REIT Investment Corp.	151	268,884
Daiwa Securities Group Inc.	77,700	502,390
Denso Corp.	87,000	1,365,355
Dentsu Group Inc.	9,600	258,593
Disco Corp.	4,500	976,293
East Japan Railway Co.	15,300	826,399
Eisai Co. Ltd.	13,600	706,264
ENEOS Holdings Inc.	168,900	664,785
FANUC Corp.	46,800	1,299,443
Fast Retailing Co. Ltd.	8,400	2,133,988
Fuji Electric Co. Ltd.	5,200	218,208
FUJIFILM Holdings Corp.	19,400	1,136,072
Fujitsu Ltd.	8,400	1,196,039
GLP J-REIT	213	200,958
Hamamatsu Photonics KK	4,700	185,839
Hankyu Hanshin Holdings Inc.	15,600	471,616
Hikari Tsushin Inc.	600	93,058
Hirose Electric Co. Ltd.	1,100	123,211
Hitachi Construction Machinery Co. Ltd.	3,100	80,823
Hitachi Ltd.	46,200	3,212,345
Honda Motor Co. Ltd.	231,300	2,365,953
Hoshizaki Corp.	3,200	101,911
Hoya Corp.	17,700	1,990,832
Hulic Co. Ltd.	20,000	198,611
Ibiden Co. Ltd.	5,300	253,390
Idemitsu Kosan Co. Ltd.	6,100	166,397
Iida Group Holdings Co. Ltd.	4,300	64,491
Inpex Corp.	47,600	656,710
Isuzu Motors Ltd.	25,900	343,828
ITOCHU Corp.	61,000	2,371,522
Japan Airlines Co. Ltd.	4,200	79,496
Japan Exchange Group Inc.	23,800	485,813
Japan Metropolitan Fund Invest	382	254,204
Japan Post Bank Co. Ltd.	73,900	728,852
Japan Post Holdings Co. Ltd.	119,500	1,055,819
Japan Post Insurance Co. Ltd.	5,800	109,021
Japan Real Estate Investment Corp.	56	217,377
Japan Tobacco Inc.	60,200	1,548,027
JFE Holdings Inc.	30,000	443,135
JSR Corp.	9,700	267,129
Kajima Corp.	22,000	347,795
Kansai Electric Power Co. Inc. (The)	38,300	511,400
Kao Corp.	22,700	869,705
Kawasaki Kisen Kaisha Ltd.	6,600	232,121
KDDI Corp.	75,100	2,345,978
Keisei Electric Railway Co. Ltd.	3,800	153,068
Kenedix Office Investment Corp.	207	237,086
Keyence Corp.	9,700	4,153,689
Kikkoman Corp.	6,400	393,052
Kintetsu Group Holdings Co. Ltd.	8,400	235,212
Kirin Holdings Co. Ltd.	41,800	590,907
Kobe Bussan Co. Ltd.	4,000	105,180

Schedule of Investments (unaudited) (continued)	iShares® MSCI World ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Koei Tecmo Holdings Co. Ltd.	3,400	$41,506
Koito Manufacturing Co. Ltd.	6,000	90,817
Komatsu Ltd.	47,100	1,204,774
Konami Group Corp.	4,400	217,601
Kose Corp.	1,200	84,898
Kubota Corp.	47,700	685,102
Kyocera Corp.	18,300	1,013,357
Kyowa Kirin Co. Ltd.	16,800	277,722
Lasertec Corp.	3,700	826,345
M3 Inc.	21,800	359,756
Makita Corp.	11,200	296,116
Marubeni Corp.	76,000	1,187,720
MatsukiyoCocokara & Co.	17,800	307,507
Mazda Motor Corp.	25,500	274,574
McDonald’s Holdings Co. Japan Ltd.(b)	4,700	200,073
MEIJI Holdings Co. Ltd.	11,900	275,657
MINEBEA MITSUMI Inc.	19,500	371,551
MISUMI Group Inc.	17,200	279,262
Mitsubishi Chemical Group Corp.	72,900	478,019
Mitsubishi Corp.	57,500	2,681,124
Mitsubishi Electric Corp.	97,700	1,323,440
Mitsubishi Estate Co. Ltd.	55,600	751,627
Mitsubishi HC Capital Inc.	28,200	183,949
Mitsubishi Heavy Industries Ltd.	15,000	842,694
Mitsubishi UFJ Financial Group Inc.	571,000	4,865,301
Mitsui & Co. Ltd.	65,500	2,388,588
Mitsui Chemicals Inc.	9,700	284,768
Mitsui Fudosan Co. Ltd.	44,500	1,046,075
Mitsui OSK Lines Ltd.	18,100	497,673
Mizuho Financial Group Inc.	123,690	2,098,979
MonotaRO Co. Ltd.	16,200	162,828
MS&AD Insurance Group Holdings Inc.	21,900	824,565
Murata Manufacturing Co. Ltd.	88,200	1,713,921
NEC Corp.	12,300	685,551
Nexon Co. Ltd.	23,300	503,482
Nidec Corp.	21,900	830,410
Nintendo Co. Ltd.	51,000	2,377,233
Nippon Building Fund Inc.	82	343,823
Nippon Express Holdings Inc.	2,200	120,011
Nippon Paint Holdings Co. Ltd.	38,500	286,998
Nippon Prologis REIT Inc.	152	287,689
Nippon Sanso Holdings Corp.	10,000	262,839
Nippon Steel Corp.	39,947	935,396
Nippon Telegraph & Telephone Corp.	1,490,100	1,743,782
Nippon Yusen KK	22,900	616,796
Nissan Chemical Corp.	4,800	175,185
Nissan Motor Co. Ltd.	121,000	480,290
Nissin Foods Holdings Co. Ltd.	3,400	337,748
Nitori Holdings Co. Ltd.	3,600	412,546
Nitto Denko Corp.	7,500	532,992
Nomura Holdings Inc.	169,000	692,087
Nomura Real Estate Holdings Inc.	3,500	85,352
Nomura Real Estate Master Fund Inc.	213	243,968
Nomura Research Institute Ltd.	18,700	523,632
NTT Data Corp.	27,300	331,704
Obayashi Corp.	27,800	234,543
Obic Co. Ltd.	3,800	581,379
Odakyu Electric Railway Co. Ltd.	17,500	245,898
Oji Holdings Corp.	41,500	154,174
Olympus Corp.	65,700	964,449
Omron Corp.	7,000	293,476
Ono Pharmaceutical Co. Ltd.	19,700	362,953
Security	Shares	Value

Japan (continued)
Open House Group Co. Ltd.	2,400	$67,028
Oracle Corp. Japan	1,100	84,710
Oriental Land Co. Ltd.	54,000	1,834,336
ORIX Corp.	63,100	1,152,775
Osaka Gas Co. Ltd.	19,800	385,869
Otsuka Corp.	5,900	240,377
Otsuka Holdings Co. Ltd.	20,300	783,081
Pan Pacific International Holdings Corp.	20,900	452,787
Panasonic Holdings Corp.	117,700	1,212,793
Rakuten Group Inc.	75,100	296,787
Recruit Holdings Co. Ltd.	72,800	2,690,282
Renesas Electronics Corp.(a)	73,300	1,277,542
Resona Holdings Inc.	112,900	588,102
Ricoh Co. Ltd.	28,400	232,070
Rohm Co. Ltd.	17,800	340,098
SBI Holdings Inc.	16,000	347,102
SCSK Corp.	4,600	84,586
Secom Co. Ltd.	10,500	729,857
Seiko Epson Corp.	17,000	252,496
Sekisui Chemical Co. Ltd.	19,900	282,826
Sekisui House Ltd.	26,900	550,788
Seven & i Holdings Co. Ltd.	37,400	1,436,056
SG Holdings Co. Ltd.	18,200	262,546
Sharp Corp.(a)	6,200	38,743
Shimadzu Corp.	15,800	409,870
Shimano Inc.	3,400	520,602
Shimizu Corp.	25,000	164,334
Shin-Etsu Chemical Co. Ltd.	90,465	3,188,860
Shionogi & Co. Ltd.	13,100	617,685
Shiseido Co. Ltd.	20,600	551,844
Shizuoka Financial Group Inc., NVS	21,900	177,397
SMC Corp.	2,700	1,360,001
SoftBank Corp.	142,300	1,729,360
SoftBank Group Corp.	51,000	2,066,601
Sompo Holdings Inc.	15,700	720,212
Sony Group Corp.	62,300	5,357,241
Square Enix Holdings Co. Ltd.	4,500	156,122
Subaru Corp.	26,800	478,093
SUMCO Corp.	18,600	278,290
Sumitomo Chemical Co. Ltd.	78,700	200,967
Sumitomo Corp.	50,600	1,060,897
Sumitomo Electric Industries Ltd.	39,800	494,270
Sumitomo Metal Mining Co. Ltd.	12,300	355,536
Sumitomo Mitsui Financial Group Inc.	65,900	3,242,112
Sumitomo Mitsui Trust Holdings Inc.	18,700	703,785
Sumitomo Realty & Development Co. Ltd.	17,900	506,253
Suntory Beverage & Food Ltd.	6,900	217,250
Suzuki Motor Corp.	19,600	800,944
Sysmex Corp.	8,300	459,128
T&D Holdings Inc.	24,600	366,027
Taisei Corp.	9,400	319,655
Takeda Pharmaceutical Co. Ltd.	79,026	2,240,223
TDK Corp.	20,200	939,970
Terumo Corp.	33,600	1,072,764
TIS Inc.	13,200	278,521
Tobu Railway Co. Ltd.	5,500	135,915
Toho Co. Ltd.	6,100	211,399
Tokio Marine Holdings Inc.	89,000	2,203,830
Tokyo Electric Power Co. Holdings Inc.(a)	91,400	390,403
Tokyo Electron Ltd.	23,400	3,759,245
Tokyo Gas Co. Ltd.	19,800	459,066
Tokyu Corp.	23,500	275,630

Schedule of Investments (unaudited) (continued)	iShares® MSCI World ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Toppan Inc.	16,500	$386,386
Toray Industries Inc.	76,000	394,043
Tosoh Corp.	16,300	216,852
TOTO Ltd.	7,100	182,097
Toyota Industries Corp.	6,400	550,434
Toyota Motor Corp.	530,500	10,071,990
Toyota Tsusho Corp.	9,200	509,820
Trend Micro Inc.	5,700	289,747
Unicharm Corp.	20,700	665,187
USS Co. Ltd.	6,400	125,147
West Japan Railway Co.	13,400	529,602
Yakult Honsha Co. Ltd.	13,200	295,128
Yamaha Corp.	6,800	159,002
Yamaha Motor Co. Ltd.	17,600	451,184
Yamato Holdings Co. Ltd.	17,400	308,896
Yaskawa Electric Corp.(b)	11,900	456,568
Yokogawa Electric Corp.	15,600	296,027
Z Holdings Corp.	146,900	425,505
Zensho Holdings Co. Ltd.	4,400	244,068
ZOZO Inc.	3,600	75,995
		174,529,653
Netherlands — 1.2%
ABN AMRO Bank NV, CVA(c)	21,661	291,110
Adyen NV(a)(c)	1,099	1,285,012
Aegon NV	73,577	404,009
AerCap Holdings NV(a)	9,991	681,586
Akzo Nobel NV	9,139	703,498
ASM International NV	2,189	1,124,299
ASML Holding NV	20,176	13,750,479
ASR Nederland NV	7,942	366,154
BE Semiconductor Industries NV	3,824	536,840
Davide Campari-Milano NV	25,773	281,501
EXOR NV, NVS	5,432	529,267
Ferrovial SE	24,295	840,226
Heineken Holding NV	6,713	522,207
Heineken NV	14,287	1,307,876
IMCD NV	2,847	439,398
ING Groep NV	180,198	2,531,599
JDE Peet’s NV	5,207	139,542
Koninklijke Ahold Delhaize NV	48,567	1,406,477
Koninklijke KPN NV	168,731	577,960
Koninklijke Philips NV(a)	39,521	811,020
NN Group NV	13,488	514,756
OCI NV	4,392	94,613
Prosus NV	75,827	2,506,926
QIAGEN NV(a)	11,414	468,409
Randstad NV	6,168	366,966
Universal Music Group NV	36,127	954,512
Wolters Kluwer NV	13,232	1,822,613
		35,258,855
New Zealand — 0.1%
Auckland International Airport Ltd.	61,589	300,378
EBOS Group Ltd.	7,829	178,197
Fisher & Paykel Healthcare Corp. Ltd.	29,608	430,169
Mercury NZ Ltd.	34,472	132,249
Meridian Energy Ltd.	63,753	204,857
Spark New Zealand Ltd.	92,053	293,628
		1,539,478
Norway — 0.2%
Adevinta ASA(a)	12,525	129,799
Aker BP ASA	15,355	437,311
Security	Shares	Value

Norway (continued)
DNB Bank ASA	45,145	$860,637
Equinor ASA	44,688	1,427,749
Gjensidige Forsikring ASA	9,885	166,821
Kongsberg Gruppen ASA	4,393	188,632
Mowi ASA	24,711	439,856
Norsk Hydro ASA	72,166	419,053
Orkla ASA	36,944	272,615
Salmar ASA	3,438	188,398
Telenor ASA	34,212	368,195
Yara International ASA	8,081	274,150
		5,173,216
Portugal — 0.0%
EDP - Energias de Portugal SA	156,723	749,532
Galp Energia SGPS SA	24,698	366,985
Jeronimo Martins SGPS SA	13,899	343,910
		1,460,427
Singapore — 0.4%
CapitaLand Ascendas REIT	213,416	453,274
CapitaLand Integrated Commercial Trust	314,676	428,036
CapitaLand Investment Ltd/Singapore	132,900	300,983
City Developments Ltd.	20,800	97,287
DBS Group Holdings Ltd.	88,800	2,109,415
Genting Singapore Ltd.	298,300	204,026
Grab Holdings Ltd., Class A(a)	92,528	281,285
Jardine Cycle & Carriage Ltd.	5,400	115,204
Keppel Corp. Ltd.	69,800	348,201
Mapletree Logistics Trust	155,800	187,527
Mapletree Pan Asia Commercial Trust	108,700	111,301
Oversea-Chinese Banking Corp. Ltd.	163,500	1,534,266
Sea Ltd., ADR(a)(b)	18,346	664,492
Seatrium Ltd.(a)	2,526,086	198,418
Sembcorp Industries Ltd.	44,400	170,655
Singapore Airlines Ltd.(b)	89,300	423,461
Singapore Exchange Ltd.	29,800	210,339
Singapore Technologies Engineering Ltd.	109,300	303,166
Singapore Telecommunications Ltd.	409,900	706,278
United Overseas Bank Ltd.	62,000	1,265,374
UOL Group Ltd.	22,400	98,764
Wilmar International Ltd.	92,900	252,030
		10,463,782
Spain — 0.7%
Acciona SA	1,269	179,116
ACS Actividades de Construccion y Servicios SA	10,701	427,744
Aena SME SA(c)	3,613	621,352
Amadeus IT Group SA	23,205	1,593,180
Banco Bilbao Vizcaya Argentaria SA	300,793	2,800,161
Banco Santander SA	811,271	3,362,905
CaixaBank SA	215,553	970,890
Cellnex Telecom SA(c)	27,469	1,048,727
Corp. ACCIONA Energias Renovables SA	4,061	120,577
EDP Renovaveis SA	13,657	249,434
Enagas SA	2,268	41,509
Endesa SA	15,597	326,244
Grifols SA(a)	14,769	209,076
Iberdrola SA	306,945	3,793,531
Industria de Diseno Textil SA	55,683	2,297,760
Naturgy Energy Group SA	9,600	286,446
Redeia Corp. SA	5,764	96,617
Repsol SA	70,367	1,080,509
Telefonica SA	257,758	1,111,517
		20,617,295

Schedule of Investments (unaudited) (continued)	iShares® MSCI World ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Sweden — 0.9%
Alfa Laval AB	15,342	$572,316
Assa Abloy AB, Class B	47,890	1,226,960
Atlas Copco AB, Class A	131,378	2,027,991
Atlas Copco AB, Class B	75,750	1,000,493
Beijer Ref AB, Class B	16,808	186,136
Boliden AB	13,070	347,874
Epiroc AB	32,113	598,930
Epiroc AB, Class B	19,167	301,833
EQT AB	19,186	453,231
Essity AB, Class B	30,369	759,751
Evolution AB(c)	9,768	1,011,964
Fastighets AB Balder, Class B(a)(b)	31,154	183,978
Getinge AB, Class B	11,221	238,487
H & M Hennes & Mauritz AB, Class B	37,348	598,178
Hexagon AB, Class B	104,695	1,048,612
Holmen AB, Class B	3,779	158,383
Husqvarna AB, Class B	20,892	159,528
Industrivarden AB, Class A	5,662	170,362
Industrivarden AB, Class C	7,892	237,738
Indutrade AB	12,991	284,971
Investment AB Latour, Class B	7,373	165,376
Investor AB, Class B	88,167	1,831,760
L E Lundbergforetagen AB, Class B	3,749	182,468
Lifco AB, Class B	11,514	250,160
Nibe Industrier AB, Class B	70,053	413,756
Nordea Bank Abp	159,473	1,782,815
Saab AB, Class B	3,995	205,303
Sagax AB, Class B	12,431	282,014
Sandvik AB	54,744	1,081,882
Securitas AB, Class B	24,319	218,921
Skandinaviska Enskilda Banken AB, Class A	79,007	956,030
Skanska AB, Class B	16,731	268,875
SKF AB, Class B	18,776	353,380
Svenska Cellulosa AB SCA, Class B	28,987	430,685
Svenska Handelsbanken AB, Class A	70,236	663,678
Swedbank AB, Class A	44,048	807,411
Swedish Orphan Biovitrum AB(a)	9,587	227,812
Tele2 AB, Class B	24,740	194,232
Telefonaktiebolaget LM Ericsson, Class B	138,738	686,048
Telia Co. AB	131,741	312,524
Volvo AB, Class A	9,966	235,484
Volvo AB, Class B	77,434	1,795,816
Volvo Car AB, Class B(a)	28,882	94,271
		25,008,417
Switzerland — 2.8%
ABB Ltd., Registered	80,465	3,199,975
Adecco Group AG, Registered	8,726	420,860
Alcon Inc.	24,723	1,864,847
Bachem Holding AG, Class B	1,522	113,218
Baloise Holding AG, Registered	2,554	391,108
Banque Cantonale Vaudoise, Registered	1,389	169,280
Barry Callebaut AG, Registered	193	321,635
BKW AG	1,416	249,660
Bunge Global SA	7,143	784,801
Chocoladefabriken Lindt & Spruengli AG, Participation Certificates, NVS	48	593,506
Chocoladefabriken Lindt & Spruengli AG, Registered	6	733,880
Cie. Financiere Richemont SA, Class A, Registered	25,708	3,215,296
Clariant AG, Registered	12,239	183,269
Coca-Cola HBC AG, Class DI	9,684	269,074
DSM-Firmenich AG	8,733	825,213
Dufry AG, Registered(a)	4,935	172,400
Security	Shares	Value

Switzerland (continued)
EMS-Chemie Holding AG, Registered	382	$270,845
Geberit AG, Registered	1,713	961,017
Givaudan SA, Registered	446	1,669,113
Helvetia Holding AG, Registered	1,864	254,972
Holcim AG	28,026	2,061,585
Julius Baer Group Ltd.	10,370	524,702
Kuehne + Nagel International AG, Registered	2,535	733,810
Logitech International SA, Registered	8,054	704,081
Lonza Group AG, Registered	3,650	1,412,991
Nestle SA, Registered	133,471	15,187,477
Novartis AG, Registered	102,105	9,966,290
Partners Group Holding AG	1,190	1,569,004
Roche Holding AG, Bearer	1,683	479,488
Roche Holding AG, NVS	34,856	9,376,995
Sandoz Group AG(a)	20,696	591,078
Schindler Holding AG, Participation Certificates, NVS	2,301	515,569
Schindler Holding AG, Registered	1,080	231,770
SGS SA	6,703	570,444
Siemens Energy AG(a)	28,536	337,150
SIG Group AG	14,416	336,424
Sika AG, Registered	7,442	2,022,357
Sonova Holding AG, Registered	2,675	772,311
STMicroelectronics NV	33,902	1,609,305
Straumann Holding AG	5,565	765,339
Swatch Group AG (The), Bearer	1,604	420,910
Swatch Group AG (The), Registered	2,978	149,099
Swiss Life Holding AG, Registered	1,482	951,679
Swiss Prime Site AG, Registered	4,267	429,067
Swiss Re AG	14,400	1,700,650
Swisscom AG, Registered	1,180	689,102
Temenos AG, Registered	3,788	321,449
UBS Group AG, Registered	163,672	4,624,976
VAT Group AG(c)	1,507	699,678
Zurich Insurance Group AG	7,552	3,783,674
		80,202,423
United Kingdom — 3.9%
3i Group PLC	50,583	1,430,620
abrdn PLC	87,913	181,453
Admiral Group PLC	10,077	344,310
Anglo American PLC	62,926	1,702,961
Antofagasta PLC	19,059	338,355
Ashtead Group PLC	21,632	1,307,113
Associated British Foods PLC	17,193	517,751
AstraZeneca PLC	77,439	9,966,888
Auto Trader Group PLC(c)	46,340	425,028
Aviva PLC	143,901	759,792
BAE Systems PLC	154,909	2,055,225
Barclays PLC	764,398	1,366,731
Barratt Developments PLC	49,242	320,190
Berkeley Group Holdings PLC	5,410	317,486
BP PLC	865,850	5,264,077
British American Tobacco PLC	105,863	3,368,558
BT Group PLC	343,241	533,531
Bunzl PLC	16,285	618,205
Burberry Group PLC	19,535	361,887
Centrica PLC	283,055	533,425
CNH Industrial NV	49,768	529,030
Coca-Cola Europacific Partners PLC	9,991	605,854
Compass Group PLC	86,881	2,199,516
Croda International PLC	6,735	382,105
DCC PLC	4,741	320,510
Diageo PLC	112,066	3,922,457

Schedule of Investments (unaudited) (continued)	iShares® MSCI World ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

United Kingdom (continued)
Endeavour Mining PLC	9,242	$214,186
Entain PLC	29,319	297,548
Experian PLC	47,252	1,737,154
Glencore PLC	527,864	2,952,971
GSK PLC	201,067	3,612,660
Haleon PLC	274,813	1,151,346
Halma PLC	18,355	495,357
Hargreaves Lansdown PLC	17,178	156,112
Hikma Pharmaceuticals PLC	8,359	182,152
HSBC Holdings PLC	990,323	7,564,482
Imperial Brands PLC	44,345	1,036,737
Informa PLC	72,632	682,984
InterContinental Hotels Group PLC	8,906	690,615
Intertek Group PLC	7,819	394,250
J Sainsbury PLC	84,434	305,104
JD Sports Fashion PLC	124,614	248,037
Kingfisher PLC	101,576	281,953
Land Securities Group PLC	34,036	268,686
Legal & General Group PLC	279,423	812,059
Lloyds Banking Group PLC	3,240,427	1,786,403
London Stock Exchange Group PLC	21,082	2,376,643
M&G PLC	125,565	332,585
Melrose Industries PLC	67,035	440,115
Mondi PLC	23,538	419,405
National Grid PLC	185,440	2,405,021
NatWest Group PLC, NVS	296,856	780,972
Next PLC	6,455	647,770
Ocado Group PLC(a)	23,101	175,504
Pearson PLC	36,435	432,210
Persimmon PLC	15,581	246,866
Phoenix Group Holdings PLC	33,841	199,397
Prudential PLC	137,051	1,498,979
Reckitt Benckiser Group PLC	35,765	2,441,565
RELX PLC	93,475	3,597,177
Rentokil Initial PLC	123,110	668,546
Rio Tinto PLC	55,801	3,813,866
Rolls-Royce Holdings PLC(a)	403,730	1,377,715
Sage Group PLC (The)	53,298	762,623
Schroders PLC	35,547	180,981
Segro PLC	58,015	596,581
Severn Trent PLC	12,099	397,287
Shell PLC	332,522	10,748,711
Smith & Nephew PLC	42,482	550,724
Smiths Group PLC	19,172	400,019
Spirax-Sarco Engineering PLC	3,525	411,916
SSE PLC	55,741	1,291,544
St. James’s Place PLC	26,088	214,160
Standard Chartered PLC	114,551	948,270
Taylor Wimpey PLC	190,474	312,194
Tesco PLC	379,081	1,370,000
Unilever PLC	124,608	5,944,638
United Utilities Group PLC	32,930	453,771
Vodafone Group PLC	1,142,146	1,026,980
Whitbread PLC	9,763	381,729
Wise PLC, Class A(a)	30,601	302,718
WPP PLC	48,088	429,815
		113,122,851
United States — 69.8%
3M Co.	27,519	2,726,307
A O Smith Corp.	6,748	508,529
Abbott Laboratories	86,676	9,039,440
AbbVie Inc.	88,410	12,588,700
Security	Shares	Value

United States (continued)
Accenture PLC, Class A	31,429	$10,470,257
Adobe Inc.(a)	22,789	13,924,307
Advanced Micro Devices Inc.(a)	81,241	9,843,160
AECOM	6,512	578,656
AES Corp. (The)	32,916	566,484
Aflac Inc.	29,321	2,425,140
Agilent Technologies Inc.	14,748	1,884,794
Air Products and Chemicals Inc.	11,100	3,003,105
Airbnb Inc.(a)(b)	21,367	2,699,507
Akamai Technologies Inc.(a)	8,139	940,299
Albemarle Corp.	5,782	701,183
Albertsons Companies Inc., Class A	14,361	312,639
Alexandria Real Estate Equities Inc.	7,796	852,882
Align Technology Inc.(a)	3,646	779,515
Allegion PLC	4,412	468,069
Alliant Energy Corp.	12,774	645,981
Allstate Corp. (The)	13,241	1,825,537
Ally Financial Inc.	12,752	372,613
Alnylam Pharmaceuticals Inc.(a)	6,314	1,062,330
Alphabet Inc., Class A(a)	297,055	39,368,699
Alphabet Inc., Class C, NVS(a)	261,401	35,006,822
Altria Group Inc.	90,034	3,785,029
Amazon.com Inc.(a)	464,933	67,922,062
Amcor PLC	76,695	727,069
AMERCO(b)	4,240	229,596
Ameren Corp.	12,658	982,134
American Electric Power Co. Inc.	25,451	2,024,627
American Express Co.	31,322	5,348,858
American Financial Group Inc./OH	3,232	369,708
American Homes 4 Rent, Class A	15,958	578,797
American International Group Inc.	37,111	2,442,275
American Tower Corp.	23,451	4,896,100
American Water Works Co. Inc.	9,578	1,262,764
Ameriprise Financial Inc.	5,188	1,834,010
AmerisourceBergen Corp.	8,559	1,740,644
AMETEK Inc.	11,292	1,752,857
Amgen Inc.	26,754	7,213,949
Amphenol Corp., Class A	30,201	2,747,989
Analog Devices Inc.	25,309	4,641,164
Annaly Capital Management Inc.	22,554	407,551
Ansys Inc.(a)	4,234	1,242,086
Aon PLC, Class A	10,110	3,321,034
APA Corp.	16,477	593,172
Apollo Global Management Inc.	19,678	1,810,376
Apple Inc.	782,779	148,688,871
Applied Materials Inc.	41,896	6,275,183
Aptiv PLC(a)	14,210	1,177,156
Arch Capital Group Ltd.(a)	18,596	1,556,299
Archer-Daniels-Midland Co.	27,537	2,030,303
Ares Management Corp., Class A	7,645	858,151
Arista Networks Inc.(a)	12,863	2,826,130
Arthur J Gallagher & Co.	10,537	2,623,713
Aspen Technology Inc.(a)	1,426	268,459
Assurant Inc.	2,651	445,421
AT&T Inc.	353,310	5,854,347
Atlassian Corp., NVS(a)	7,932	1,514,615
Atmos Energy Corp.	7,435	846,177
Autodesk Inc.(a)	10,770	2,352,491
Automatic Data Processing Inc.	20,472	4,706,922
AutoZone Inc.(a)	897	2,341,107
AvalonBay Communities Inc.	6,798	1,175,646
Avantor Inc.(a)	35,358	748,882

Schedule of Investments (unaudited) (continued)	iShares® MSCI World ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

United States (continued)
Avery Dennison Corp.	4,065	$790,643
Axon Enterprise Inc.(a)	3,337	767,076
Baker Hughes Co., Class A	50,907	1,718,111
Ball Corp.	16,252	898,573
Bank of America Corp.	359,116	10,949,447
Bank of New York Mellon Corp. (The)	39,749	1,920,672
Bath & Body Works Inc.	10,454	341,009
Baxter International Inc.	24,490	883,599
Becton Dickinson and Co.	14,333	3,385,168
Bentley Systems Inc., Class B	11,088	577,241
Berkshire Hathaway Inc., Class B(a)	65,493	23,577,480
Best Buy Co. Inc.	10,379	736,286
Bill.com Holdings Inc.(a)(b)	4,749	310,917
Biogen Inc.(a)	7,191	1,683,269
BioMarin Pharmaceutical Inc.(a)(b)	9,303	847,317
Bio-Rad Laboratories Inc., Class A(a)	1,115	339,986
Bio-Techne Corp.	7,590	477,411
BlackRock Inc.(d)	7,371	5,537,316
Blackstone Inc., NVS	35,589	3,999,136
Block Inc.(a)	26,378	1,673,157
Boeing Co. (The)(a)	28,371	6,571,575
Booking Holdings Inc.(a)	1,787	5,585,626
Booz Allen Hamilton Holding Corp., Class A	7,065	884,043
BorgWarner Inc.	12,144	409,131
Boston Properties Inc.	7,337	417,695
Boston Scientific Corp.(a)	73,511	4,108,530
Bristol-Myers Squibb Co.	105,630	5,216,009
Broadcom Inc.	22,248	20,595,641
Broadridge Financial Solutions Inc.	5,786	1,121,443
Brown & Brown Inc.	11,868	887,014
Brown-Forman Corp., Class B	15,236	894,963
Builders FirstSource Inc.(a)	6,876	922,140
Burlington Stores Inc.(a)	3,317	562,530
Cadence Design Systems Inc.(a)	13,454	3,676,575
Caesars Entertainment Inc.(a)	10,668	477,073
Camden Property Trust	4,879	440,379
Campbell Soup Co.	10,279	413,010
Capital One Financial Corp.	19,105	2,133,264
Cardinal Health Inc.	12,787	1,369,232
Carlisle Companies Inc.	2,337	655,318
Carlyle Group Inc. (The)	11,859	406,527
CarMax Inc.(a)(b)	8,034	513,694
Carnival Corp.(a)	52,641	792,773
Carrier Global Corp.	40,584	2,108,745
Catalent Inc.(a)	8,330	323,621
Caterpillar Inc.	25,869	6,485,876
Cboe Global Markets Inc.	5,506	1,003,138
CBRE Group Inc., Class A(a)	15,075	1,190,322
CDW Corp./DE	6,720	1,417,114
Celanese Corp., Class A	5,460	757,084
Celsius Holdings Inc.(a)	7,507	371,672
Centene Corp.(a)	27,066	1,994,223
CenterPoint Energy Inc.	33,022	933,532
Ceridian HCM Holding Inc.(a)	6,989	481,542
CF Industries Holdings Inc.	9,330	701,150
CH Robinson Worldwide Inc.	5,477	449,388
Charles River Laboratories International Inc.(a)	2,412	475,357
Charles Schwab Corp. (The)	74,820	4,587,962
Charter Communications Inc., Class A(a)(b)	4,894	1,958,236
Cheniere Energy Inc.	12,124	2,208,387
Chesapeake Energy Corp.	6,060	486,679
Chevron Corp.	90,635	13,015,186
Security	Shares	Value

United States (continued)
Chipotle Mexican Grill Inc., Class A(a)	1,353	$2,979,644
Chubb Ltd.	20,961	4,809,082
Church & Dwight Co. Inc.	12,061	1,165,454
Cigna Group (The)	14,936	3,926,376
Cincinnati Financial Corp.	7,679	789,324
Cintas Corp.	4,467	2,471,368
Cisco Systems Inc.	204,020	9,870,488
Citigroup Inc.	96,587	4,452,661
Citizens Financial Group Inc.	24,570	670,024
Cleveland-Cliffs Inc.(a)	25,011	429,189
Clorox Co. (The)	6,040	865,834
Cloudflare Inc., Class A(a)	13,389	1,032,961
CME Group Inc.	18,072	3,946,202
CMS Energy Corp.	14,521	824,212
Coca-Cola Co. (The)	205,902	12,032,913
Cognizant Technology Solutions Corp., Class A	25,658	1,805,810
Coinbase Global Inc., Class A(a)(b)	8,177	1,019,835
Colgate-Palmolive Co.	38,926	3,066,201
Comcast Corp., Class A	206,788	8,662,349
Conagra Brands Inc.	24,357	689,060
Confluent Inc.(a)	8,218	174,386
ConocoPhillips	60,340	6,973,494
Consolidated Edison Inc.	17,271	1,556,290
Constellation Brands Inc., Class A	8,186	1,968,651
Constellation Energy Corp.	16,165	1,956,612
Cooper Companies Inc. (The)	2,428	818,042
Copart Inc.(a)	43,739	2,196,573
Corning Inc.	39,649	1,129,600
Corteva Inc.	35,787	1,617,572
CoStar Group Inc.(a)	20,843	1,730,803
Costco Wholesale Corp.	22,188	13,151,715
Coterra Energy Inc.	37,048	972,510
Crowdstrike Holdings Inc., Class A(a)	11,106	2,632,011
Crown Castle Inc.	22,157	2,598,573
Crown Holdings Inc.	6,518	560,613
CSX Corp.	103,824	3,353,515
Cummins Inc.	6,966	1,561,499
CVS Health Corp.	63,557	4,318,698
Danaher Corp.	35,222	7,865,425
Darden Restaurants Inc.	5,766	902,206
Darling Ingredients Inc.(a)	7,494	328,762
Datadog Inc., Class A(a)	13,108	1,528,000
DaVita Inc.(a)	2,539	257,607
Deckers Outdoor Corp.(a)	1,314	872,457
Deere & Co.	13,957	5,086,070
Dell Technologies Inc., Class C	13,865	1,051,938
Delta Air Lines Inc.	8,286	306,002
Devon Energy Corp.	31,424	1,413,137
Dexcom Inc.(a)	19,079	2,204,006
Diamondback Energy Inc.	8,421	1,300,287
Dick’s Sporting Goods Inc.	3,095	402,660
Digital Realty Trust Inc.	14,906	2,068,655
Discover Financial Services	13,362	1,242,666
DocuSign Inc., Class A(a)	9,617	414,493
Dollar General Corp.	10,692	1,401,935
Dollar Tree Inc.(a)	10,973	1,356,153
Dominion Energy Inc.	42,989	1,949,121
Domino’s Pizza Inc.	1,780	699,344
DoorDash Inc., Class A(a)	12,982	1,220,048
Dover Corp.	7,174	1,012,682
Dow Inc.	34,964	1,809,387
DR Horton Inc.	15,393	1,965,224

Schedule of Investments (unaudited) (continued)	iShares® MSCI World ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

United States (continued)
DraftKings Inc., Class A (a)	20,687	$791,071
Dropbox Inc., Class A(a)	11,739	330,805
DTE Energy Co.	10,356	1,078,163
Duke Energy Corp.	38,532	3,555,733
DuPont de Nemours Inc.	22,872	1,636,263
Dynatrace Inc.(a)	11,996	642,386
Eastman Chemical Co.	5,782	484,705
Eaton Corp. PLC	19,899	4,530,803
eBay Inc.	25,962	1,064,702
Ecolab Inc.	12,544	2,405,061
Edison International	18,912	1,266,915
Edwards Lifesciences Corp.(a)	30,288	2,050,800
Electronic Arts Inc.	13,864	1,913,371
Elevance Health Inc.	11,927	5,718,877
Eli Lilly & Co.	40,400	23,878,016
Emerson Electric Co.	28,863	2,565,921
Enphase Energy Inc.(a)	6,682	675,016
Entegris Inc.	7,232	755,021
Entergy Corp.	10,952	1,110,642
EOG Resources Inc.	29,265	3,601,644
EPAM Systems Inc.(a)	2,719	702,019
EQT Corp.	19,067	761,917
Equifax Inc.	5,933	1,291,673
Equinix Inc.	4,627	3,771,051
Equitable Holdings Inc.	18,626	571,632
Equity LifeStyle Properties Inc.	8,860	629,946
Equity Residential.	17,609	1,000,896
Erie Indemnity Co., Class A, NVS	1,302	384,923
Essential Utilities Inc.	11,713	417,100
Essex Property Trust Inc.	3,148	671,972
Estee Lauder Companies Inc. (The), Class A	11,309	1,444,046
Etsy Inc.(a)	6,249	473,737
Everest Re Group Ltd.	2,128	873,650
Evergy Inc.	11,594	591,758
Eversource Energy.	17,009	1,010,505
Exact Sciences Corp.(a)	8,747	559,808
Exelon Corp.	50,691	1,952,110
Expedia Group Inc.(a)	7,150	973,687
Expeditors International of Washington Inc.	7,443	895,691
Extra Space Storage Inc.	10,446	1,359,756
Exxon Mobil Corp.	201,233	20,674,678
F5 Inc.(a)	2,987	511,345
FactSet Research Systems Inc.	1,820	825,297
Fair Isaac Corp.(a)	1,213	1,319,259
Fastenal Co.	28,118	1,686,236
FedEx Corp.	11,853	3,067,912
Ferguson PLC	10,342	1,771,998
Fidelity National Financial Inc.	12,821	574,894
Fidelity National Information Services Inc.	30,044	1,761,780
Fifth Third Bancorp.	33,811	978,828
First Citizens BancShares Inc./NC, Class A	521	764,771
First Solar Inc.(a)	5,360	845,701
FirstEnergy Corp.	27,236	1,006,098
Fiserv Inc.(a)	31,113	4,063,669
FleetCor Technologies Inc.(a)	3,408	819,624
FMC Corp.	6,563	352,171
Ford Motor Co.	192,557	1,975,635
Fortinet Inc.(a)	32,554	1,711,038
Fortive Corp.	18,163	1,252,884
Fortune Brands Home & Security Inc., NVS	6,914	473,125
Fox Corp., Class A, NVS	15,230	449,894
Fox Corp., Class B	7,920	219,067
Security	Shares	Value

United States (continued)
Franklin Resources Inc.	15,377	$381,350
Freeport-McMoRan Inc.	71,967	2,685,808
Gaming and Leisure Properties Inc.	13,952	651,977
Garmin Ltd.	8,286	1,012,881
Gartner Inc.(a)	4,070	1,769,799
GE Healthcare Inc., NVS(a)	20,222	1,384,398
Gen Digital Inc	29,611	653,811
General Dynamics Corp.	11,516	2,844,107
General Electric Co.	54,289	6,612,400
General Mills Inc.	29,521	1,879,307
General Motors Co.	70,412	2,225,019
Genuine Parts Co.	7,030	933,443
Gilead Sciences Inc.	61,991	4,748,511
Global Payments Inc.	12,581	1,464,932
Globe Life Inc.	4,843	596,319
GoDaddy Inc., Class A(a)	7,016	702,021
Goldman Sachs Group Inc. (The)	16,468	5,624,481
Graco Inc.	8,326	672,574
Halliburton Co.	46,095	1,706,898
Hartford Financial Services Group Inc. (The)	14,893	1,164,037
Hasbro Inc.	6,566	304,728
HCA Healthcare Inc.	10,108	2,531,852
Healthpeak Properties Inc.	26,918	466,220
HEICO Corp.(b)	2,187	374,043
HEICO Corp., Class A	3,666	503,745
Henry Schein Inc.(a)	6,956	464,174
Hershey Co. (The)	7,491	1,407,709
Hess Corp.	13,592	1,910,492
Hewlett Packard Enterprise Co.	64,381	1,088,683
HF Sinclair Corp.	7,550	396,224
Hilton Worldwide Holdings Inc.	13,549	2,269,728
Hologic Inc.(a)	12,495	890,893
Home Depot Inc. (The)	49,956	15,660,706
Honeywell International Inc.	33,408	6,545,295
Hormel Foods Corp.	14,829	453,619
Host Hotels & Resorts Inc.	36,328	634,650
Howmet Aerospace Inc.	18,998	999,295
HP Inc.	44,175	1,296,094
Hubbell Inc., Class B	2,854	856,200
HubSpot Inc.(a)(b)	2,392	1,181,481
Humana Inc.	6,235	3,023,102
Huntington Bancshares Inc./OH	72,752	819,188
Huntington Ingalls Industries Inc.	1,995	472,855
Hyatt Hotels Corp., Class A	2,371	272,096
IDEX Corp.	3,783	762,955
IDEXX Laboratories Inc.(a)	4,087	1,903,806
Illinois Tool Works Inc.	15,264	3,697,093
Illumina Inc.(a)	7,704	785,423
Incyte Corp.(a)	9,512	516,882
Ingersoll Rand Inc.	19,971	1,426,529
Insulet Corp.(a)	3,369	637,044
Intel Corp.	209,357	9,358,258
Intercontinental Exchange Inc.	28,406	3,233,739
International Business Machines Corp.	45,228	7,171,352
International Flavors & Fragrances Inc.	12,223	921,370
International Paper Co.	18,449	681,506
Interpublic Group of Companies Inc. (The)	19,634	603,549
Intuit Inc.	13,968	7,982,153
Intuitive Surgical Inc.(a)	17,424	5,416,076
Invitation Homes Inc.	31,623	1,054,943
IQVIA Holdings Inc.(a)	9,397	2,011,898
Iron Mountain Inc.	14,347	920,360

Schedule of Investments (unaudited) (continued)	iShares® MSCI World ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

United States (continued)
Jabil Inc.	6,504	$750,041
Jack Henry & Associates Inc.	3,773	598,737
Jacobs Solutions Inc., NVS	6,495	826,034
Jazz Pharmaceuticals PLC(a)	2,956	349,488
JB Hunt Transport Services Inc.	4,127	764,609
JM Smucker Co. (The)	5,302	581,788
Johnson & Johnson	120,757	18,676,278
Johnson Controls International PLC	34,226	1,807,133
JPMorgan Chase & Co.	145,342	22,684,979
Juniper Networks Inc.	16,342	464,930
Kellogg Co.	12,635	663,843
Kenvue Inc.	86,288	1,763,727
Keurig Dr Pepper Inc.	52,469	1,656,446
KeyCorp.	47,280	585,799
Keysight Technologies Inc.(a)	8,962	1,217,846
Kimberly-Clark Corp.	17,096	2,115,288
Kimco Realty Corp.	30,641	591,984
Kinder Morgan Inc.	99,665	1,751,114
KKR & Co. Inc.	29,791	2,259,349
KLA Corp.	6,776	3,690,345
Knight-Swift Transportation Holdings Inc.	8,003	430,401
Kraft Heinz Co. (The)	42,653	1,497,547
Kroger Co. (The)	34,655	1,534,177
L3Harris Technologies Inc.	9,693	1,849,521
Laboratory Corp. of America Holdings.	4,195	909,937
Lam Research Corp.	6,652	4,762,300
Lamb Weston Holdings Inc.	6,775	677,703
Las Vegas Sands Corp.	17,563	810,006
Lattice Semiconductor Corp.(a)	6,875	402,531
Lear Corp.	2,991	400,046
Leidos Holdings Inc.	6,809	730,742
Lennar Corp., Class A	12,995	1,662,320
Lennox International Inc.	1,621	659,196
Liberty Broadband Corp., Class C (a)	6,192	514,679
Liberty Media Corp.-Liberty Formula One, NVS(a)	9,484	603,751
Liberty Media Corp.-Liberty SiriusXM, NVS(a)	8,618	232,600
Linde PLC	24,464	10,122,469
Live Nation Entertainment Inc.(a)(b)	8,127	684,456
LKQ Corp.	13,882	618,165
Lockheed Martin Corp.	11,344	5,079,503
Loews Corp.	9,078	638,093
Lowe’s Companies Inc.	29,424	5,850,374
LPL Financial Holdings Inc.	3,791	842,739
Lucid Group Inc.(a)(b)	44,961	189,735
Lululemon Athletica Inc.(a)	5,751	2,569,547
LyondellBasell Industries NV, Class A	12,902	1,226,980
M&T Bank Corp.	8,754	1,122,000
Manhattan Associates Inc.(a)	3,080	686,994
Marathon Oil Corp.	29,166	741,691
Marathon Petroleum Corp.	20,019	2,986,635
Markel Group Inc.(a)(b)	667	959,873
MarketAxess Holdings Inc.	1,944	466,793
Marriott International Inc., Class A	12,856	2,605,911
Marsh & McLennan Companies Inc.	24,563	4,898,353
Martin Marietta Materials Inc.	3,063	1,423,039
Marvell Technology Inc.	42,090	2,345,676
Masco Corp.	12,305	745,068
Mastercard Inc., Class A	42,252	17,485,145
Match Group Inc.(a)	12,942	419,062
McCormick & Co. Inc./MD, NVS	12,215	791,898
McDonald’s Corp.	36,382	10,253,903
McKesson Corp.	6,815	3,206,866
Security	Shares	Value

United States (continued)
Medtronic PLC	66,404	$5,263,845
MercadoLibre Inc.(a)	2,276	3,688,167
Merck & Co. Inc.	127,150	13,030,332
Meta Platforms Inc, Class A(a)	111,281	36,405,579
MetLife Inc.	32,275	2,053,658
Mettler-Toledo International Inc.(a)	1,115	1,217,502
MGM Resorts International	14,509	572,235
Microchip Technology Inc.	26,711	2,228,766
Micron Technology Inc.	54,871	4,176,781
Microsoft Corp.	353,396	133,905,278
Mid-America Apartment Communities Inc.	5,719	711,901
Moderna Inc.(a)	15,877	1,233,643
Molina Healthcare Inc.(a)	2,858	1,044,770
Molson Coors Beverage Co., Class B	9,590	590,169
Mondelez International Inc., Class A	68,096	4,838,902
MongoDB Inc., Class A(a)	3,402	1,414,347
Monolithic Power Systems Inc.	2,281	1,251,630
Monster Beverage Corp.(a)	38,699	2,134,250
Moody’s Corp.(b)	8,216	2,998,511
Morgan Stanley	62,886	4,989,375
Mosaic Co. (The)	18,292	656,500
Motorola Solutions Inc.	8,221	2,654,314
MSCI Inc., Class A	4,003	2,084,963
Nasdaq Inc.	17,212	961,118
NetApp Inc.	11,234	1,026,675
Netflix Inc.(a)	22,201	10,522,608
Neurocrine Biosciences Inc.(a)	4,848	565,228
Newmont Corp.	57,233	2,300,194
News Corp., Class A, NVS	19,964	440,007
NextEra Energy Inc.	102,693	6,008,567
Nike Inc., Class B	61,450	6,776,091
NiSource Inc.	19,701	505,134
Nordson Corp.	2,510	590,703
Norfolk Southern Corp.	11,340	2,473,934
Northern Trust Corp.	9,760	773,480
Northrop Grumman Corp.	7,112	3,379,338
NRG Energy Inc.	12,317	589,245
Nucor Corp.	12,355	2,099,979
Nvidia Corp.	123,669	57,839,991
NVR Inc.(a)	159	978,707
NXP Semiconductors NV	13,012	2,655,489
Occidental Petroleum Corp.	33,199	1,963,721
Okta Inc.(a)	7,336	491,879
Old Dominion Freight Line Inc.	4,784	1,861,263
Omnicom Group Inc.	10,484	845,325
ON Semiconductor Corp.(a)	21,124	1,506,775
ONEOK Inc.	28,933	1,992,037
Oracle Corp.	82,293	9,563,270
O’Reilly Automotive Inc.(a)	3,037	2,983,488
Otis Worldwide Corp.	20,261	1,738,191
Ovintiv Inc.	13,602	603,113
Owens Corning	4,272	579,198
PACCAR Inc.	25,457	2,337,462
Packaging Corp. of America	4,169	700,434
Palantir Technologies Inc.(a)	93,920	1,883,096
Palo Alto Networks Inc.(a)	15,259	4,502,778
Paramount Global, Class B, NVS	23,515	337,911
Parker-Hannifin Corp.	6,521	2,824,767
Paychex Inc.	16,007	1,952,374
Paycom Software Inc.	2,534	460,326
Paylocity Holding Corp.(a)	2,006	314,280
PayPal Holdings Inc.(a)	52,465	3,022,509

Schedule of Investments (unaudited) (continued)	iShares® MSCI World ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

United States (continued)
Pentair PLC	8,094	$522,387
PepsiCo Inc.	69,121	11,632,373
Pfizer Inc.	282,328	8,602,534
PG&E Corp.(a)	101,467	1,742,188
Philip Morris International Inc.	77,864	7,269,383
Phillips 66	23,216	2,992,310
Pinterest Inc., Class A(a)	27,659	942,342
Pioneer Natural Resources Co.	11,667	2,702,544
PNC Financial Services Group Inc. (The)	19,797	2,652,006
Pool Corp.	1,987	690,125
PPG Industries Inc.	11,695	1,660,573
PPL Corp.	38,309	1,000,631
Principal Financial Group Inc.	12,606	930,701
Procter & Gamble Co. (The)	117,788	18,082,814
Progressive Corp. (The)	29,179	4,786,231
Prologis Inc.	45,836	5,267,931
Prudential Financial Inc.	18,347	1,793,970
PTC Inc.(a)	6,172	971,226
Public Service Enterprise Group Inc.	24,684	1,541,022
Public Storage	7,741	2,003,061
PulteGroup Inc.	11,393	1,007,369
Qorvo Inc.(a)	5,519	532,584
Qualcomm Inc.	55,625	7,178,406
Quanta Services Inc.	7,332	1,380,689
Quest Diagnostics Inc.	6,004	823,929
Raymond James Financial Inc.	10,348	1,088,092
Raytheon Technologies Corp.	73,382	5,979,165
Realty Income Corp.	35,488	1,914,932
Regency Centers Corp.	7,674	481,774
Regeneron Pharmaceuticals Inc.(a)	5,375	4,427,979
Regions Financial Corp.	47,104	785,695
Reliance Steel & Aluminum Co.	2,904	799,355
Repligen Corp.(a)	2,519	396,113
Republic Services Inc., Class A	10,882	1,761,143
ResMed Inc.	7,146	1,127,139
Revvity Inc.	6,230	553,847
Rivian Automotive Inc., Class A(a)(b)	32,133	538,549
Robert Half International Inc.	5,585	457,858
Robinhood Markets Inc.(a)(b)	21,391	188,241
ROBLOX Corp., Class A(a)(b)	20,791	817,294
Rockwell Automation Inc.	5,613	1,546,045
Roku Inc.(a)	5,772	601,442
Rollins Inc.	14,468	589,426
Roper Technologies Inc.	5,354	2,881,790
Ross Stores Inc.	17,421	2,271,350
Royal Caribbean Cruises Ltd.(a)	12,366	1,328,850
Royalty Pharma PLC, Class A	20,639	558,698
RPM International Inc.	6,391	657,826
S&P Global Inc.	16,467	6,847,473
Salesforce Inc.(a)	48,757	12,281,888
SBA Communications Corp., Class A	5,327	1,315,556
Schlumberger NV	70,746	3,681,622
Seagate Technology Holdings PLC	10,018	792,424
Seagen Inc.(a)	7,200	1,535,112
SEI Investments Co.	6,130	359,647
Sempra Energy	31,156	2,270,338
ServiceNow Inc.(a)	10,237	7,019,920
Sherwin-Williams Co. (The)	12,135	3,383,238
Simon Property Group Inc.	16,176	2,020,221
Sirius XM Holdings Inc.(b)	33,515	156,850
Skyworks Solutions Inc.	8,130	788,041
Snap Inc., Class A, NVS(a)(b)	52,265	722,825
Security	Shares	Value

United States (continued)
Snap-on Inc.	2,717	$746,333
Snowflake Inc., Class A(a)	14,031	2,633,338
Southern Co. (The)	54,378	3,859,750
Southwest Airlines Co.	7,638	195,304
Splunk Inc.(a)	8,068	1,222,625
SS&C Technologies Holdings Inc.	11,743	660,661
Stanley Black & Decker Inc.	8,011	728,200
Starbucks Corp.	57,005	5,660,596
State Street Corp.	16,284	1,185,801
Steel Dynamics Inc.	7,930	944,701
STERIS PLC	5,372	1,079,450
Stryker Corp.	17,228	5,105,173
Sun Communities Inc.	6,558	848,212
Super Micro Computer Inc.(a)	2,349	642,381
Synchrony Financial	21,184	685,514
Synopsys Inc.(a)	7,511	4,080,201
Sysco Corp.	25,199	1,818,612
T Rowe Price Group Inc.	11,224	1,123,859
Take-Two Interactive Software Inc.(a)	8,636	1,366,215
Targa Resources Corp.	10,132	916,439
Target Corp.	22,696	3,036,952
TE Connectivity Ltd.	15,612	2,045,172
Teledyne Technologies Inc.(a)	2,246	905,048
Teleflex Inc.	2,312	521,795
Teradyne Inc.	7,994	737,287
Tesla Inc.(a)	143,025	34,337,442
Texas Instruments Inc.	45,454	6,941,280
Texas Pacific Land Corp.	298	498,241
Textron Inc.	11,006	843,720
Thermo Fisher Scientific Inc.	19,195	9,516,113
TJX Companies Inc. (The)	57,916	5,102,979
T-Mobile U.S. Inc.	26,786	4,029,954
Toast Inc.(a)(b)	18,260	271,526
Toro Co. (The)	5,144	426,952
Tractor Supply Co.	5,554	1,127,518
Trade Desk Inc. (The), Class A(a)(b)	22,399	1,578,234
Tradeweb Markets Inc., Class A	5,323	515,799
Trane Technologies PLC	11,488	2,589,510
TransDigm Group Inc.	2,749	2,646,930
TransUnion	9,478	556,548
Travelers Companies Inc. (The)	11,505	2,078,033
Trimble Inc.(a)	12,443	577,355
Truist Financial Corp.	64,825	2,083,475
Twilio Inc., Class A(a)	8,267	534,710
Tyler Technologies Inc.(a)	1,985	811,547
Tyson Foods Inc., Class A	14,490	678,712
U.S. Bancorp.	76,285	2,907,984
Uber Technologies Inc.(a)	92,084	5,191,696
UDR Inc.	15,074	503,472
UiPath Inc.(a)(b)	17,821	352,143
Ulta Beauty Inc.(a)	2,487	1,059,437
Union Pacific Corp.	30,384	6,844,604
United Parcel Service Inc., Class B	35,908	5,444,012
United Rentals Inc.	3,533	1,681,779
United Therapeutics Corp.(a)	2,247	539,280
UnitedHealth Group Inc.	46,425	25,671,632
Unity Software Inc.(a)(b)	13,105	386,729
Universal Health Services Inc., Class B	2,995	411,753
Vail Resorts Inc.	1,977	429,622
Valero Energy Corp.	18,320	2,296,595
Veeva Systems Inc., Class A(a)(b)	7,805	1,360,490
Ventas Inc.	19,387	888,700

Schedule of Investments (unaudited) (continued)	iShares® MSCI World ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

United States (continued)
Veralto Corp.(a)	11,611	$896,950
VeriSign Inc.(a)	4,932	1,046,570
Verisk Analytics Inc., Class A	7,193	1,736,606
Verizon Communications Inc.	210,019	8,050,028
Vertex Pharmaceuticals Inc.(a)	12,868	4,565,695
Vertiv Holdings Co., Class A	17,147	748,638
VF Corp.	16,944	283,473
Viatris Inc.	60,390	554,380
VICI Properties Inc., Class A	50,452	1,508,010
Visa Inc., Class A(b)	80,619	20,693,285
Vistra Corp.	16,565	586,567
Vulcan Materials Co.	6,491	1,386,218
W R Berkley Corp.	10,580	767,579
Walgreens Boots Alliance Inc.	36,377	725,357
Walmart Inc.	73,746	11,481,515
Walt Disney Co. (The)(a)	91,515	8,482,525
Warner Bros. Discovery Inc.(a)	117,446	1,227,311
Waste Management Inc.	20,447	3,496,233
Waters Corp.(a)(b)	2,991	839,305
Watsco Inc.	1,654	632,208
WEC Energy Group Inc.	15,372	1,285,407
Wells Fargo & Co.	181,953	8,113,284
Welltower Inc.	25,972	2,314,105
West Pharmaceutical Services Inc.	3,859	1,353,583
Western Digital Corp.(a)	15,114	730,157
Westinghouse Air Brake Technologies Corp.	8,844	1,030,857
Westlake Corp.	2,422	310,961
Westrock Co.	13,500	555,795
Weyerhaeuser Co.	36,715	1,151,015
Williams Companies Inc. (The)	62,274	2,291,060
Willis Towers Watson PLC	4,912	1,209,826
Workday Inc., Class A(a)	10,497	2,841,748
WP Carey Inc.	10,632	661,736
WW Grainger Inc.	2,204	1,732,763
Wynn Resorts Ltd.	5,417	457,303
Xcel Energy Inc.	28,296	1,721,529
Xylem Inc./NY	11,924	1,253,570
Yum! Brands Inc.	13,629	1,711,121
Zebra Technologies Corp., Class A(a)	2,645	626,812
Zillow Group Inc., Class C (a)(b)	8,533	349,341
Zimmer Biomet Holdings Inc.	10,809	1,257,195
Zoetis Inc.	22,956	4,055,637
Zoom Video Communications Inc., Class A(a)	12,086	819,793
Zscaler Inc.(a)	4,675	923,453
		2,013,840,080
Total Common Stocks — 99.6%
(Cost: $2,598,842,444)		2,874,211,228

Preferred Stocks

Germany — 0.1%
Bayerische Motoren Werke AG, Preference Shares, NVS	2,832	269,122
Security	Shares	Value

Germany (continued)
Dr Ing hc F Porsche AG, Preference Shares, NVS(c)	5,588	$511,928
Henkel AG & Co. KGaA, Preference Shares, NVS	8,655	680,893
Porsche Automobil Holding SE, Preference Shares, NVS	7,418	362,731
Sartorius AG, Preference Shares, NVS	1,298	418,871
Volkswagen AG, Preference Shares, NVS	10,266	1,191,620
		3,435,165

Total Preferred Stocks — 0.1%
(Cost: $4,304,722)		3,435,165

Warrants

Canada — 0.0%
Constellation Software Inc., Issued 08/29/23, 1 Share for 1 Warrant, Expires 03/31/40, Strike Price CAD )(a)(e)	989	—

Total Warrants — 0.0%
(Cost: $—)		—

Total Long-Term Investments — 99.7%
(Cost: $2,603,147,166)		2,877,646,393

Short-Term Securities

Money Market Funds — 1.3%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.54%(d)(f)(g)	36,336,980	36,355,149
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.34%(d)(f)	2,400,000	2,400,000

Total Short-Term Securities — 1.3%
(Cost: $38,739,938)		38,755,149

Total Investments — 101.0%
(Cost: $2,641,887,104)		2,916,401,542

Liabilities in Excess of Other Assets — (1.0)%		(29,558,794)

Net Assets — 100.0%		$2,886,842,748

(a)	Non-income producing security.

(b)	All or a portion of this security is on loan.

(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Affiliate of the Fund.

(e)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

(f)	Annualized 7-day yield as of period end.

(g)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments (unaudited) (continued)	iShares® MSCI World ETF
November 30, 2023

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended November 30, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/23	Purchases at Cost		Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 11/30/23	Shares Held at 11/30/23	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$23,463,227	$12,886,516	(a)	$—		$375	$5,031	$36,355,149	36,336,980	$28,473	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	3,120,000	—		(720,000	)(a)	—	—	2,400,000	2,400,000	44,016		—
BlackRock Inc.	4,932,502	227,137		—		—	377,677	5,537,316	7,371	35,205		—
						$375	$382,708	$44,292,465		$107,694		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
TOPIX Index	3	12/07/23	$482	$7,935
Euro STOXX 50 Index	19	12/15/23	910	31,829
FTSE 100 Index	7	12/15/23	661	976
S&P 500 E-Mini Index	28	12/15/23	6,408	207,696
				$248,436

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$2,114,604,875	$759,606,353	$—	$2,874,211,228
Preferred Stocks	—	3,435,165	—	3,435,165

Schedule of Investments (unaudited) (continued)	iShares® MSCI World ETF
November 30, 2023

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total
Long-Term Investments (continued)
Warrants	$—	$—	$—	$—
Short-Term Securities
Money Market Funds	38,755,149	—	—	38,755,149
	$2,153,360,024	$763,041,518	$—	$2,916,401,542
Derivative Financial Instruments(a)
Assets
Equity Contracts	$207,696	$40,740	$—	$248,436

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation

ADR	American Depositary Receipt
NVS	Non-Voting Shares
REIT	Real Estate Investment Trust